Consolidated statement of profit or loss	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Consolidated statements of profit or loss
10.
The Group presents the consolidated statements of profit or loss by disclosing expenses by function. The consolidated statements of profit or loss disclosing expenses by nature is presented below:
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS

For the year ended March 31,	Notes	2019	2020	2021	2021
		( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
Revenue	6	909,012	835,446	868,630	11,876
Other operating income**		15,468	9,863	13,094	179
Investment and other income	7	31,540	25,714	32,177	440

Total Income		956,020	871,023	913,901	12,495
(Decrease)/increase in inventories of finished goods and work-in-progress		1,614	(13,690)	(7,662)	(104)
Raw materials and other consumables used*		(614,583)	(549,936)	(524,019)	(7,165)
Employee costs		(30,230)	(26,920)	(28,632)	(391)
Other costs***		(42,530)	(46,185)	(50,941)	(697)
Depreciation and amortisation		(96,146)	(100,490)	(81,178)	(1,110)
Impairment (charge) / reversal		2,611	(148,022)	—	—
Asset under construction written off		—	—	(2,440)	(33)
Finance and other costs	8	(59,026)	(54,557)	(52,955)	(724)

Profit / (loss) before tax		117,730	(68,777)	166,074	2,271

Income tax expense	9	(41,501)	26,677	(19,084)	(261)

Profit / (loss) for the year		76,229	(42,100)	146,990	2,010

*	includes power and fuel charges, repairs, royalty, cess, mining and other operating expenses.

**
includes export incentive and duty drawback amounting to
₹
 4,577 million,
₹
 4,327 million and
₹
 3,162 million ($ 43 million) for financial year ended March 31, 2019, March 31, 2020 and March 31, 2021 respectively.

***	includes rent for the year ended March 31, 2020 and March 31, 2021 representing expense on short term/ low value leases.